Annual Fund Operating Expenses	Mar. 30, 2026
Medalist Partners MBS Total Return Fund | Medalist Partners MBS Total Return Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.14%	[1]
Medalist Partners MBS Total Return Fund | Medalist Partners MBS Total Return Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.89%	[1]
Medalist Partners MBS Total Return Fund | Medalist Partners MBS Total Return Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.14%	[1]
Medalist Partners Short Duration Fund | Medalist Partners Short Duration Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Fee Waiver or Reimbursement	0.01%	[2]
Net Expenses (as a percentage of Assets)	0.61%	[3]
Medalist Partners Short Duration Fund | Medalist Partners Short Duration Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Fee Waiver or Reimbursement	0.01%	[2]
Net Expenses (as a percentage of Assets)	0.86%	[3]

[1]	Total Annual Fund Operating Expenses do not correlate to the Expense Ratios provided in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the MBS Total Return Fund and do not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
[2]	Medalist Partners LP (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses in order to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses (“AFFE”), taxes, interest expense, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to 0.60% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least March 29, 2027 and may be terminated only by Advisors Series Trust’s (the “Trust”) Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.
[3]	Total Annual Fund Operating Expenses do not correlate to the Expense Ratios in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the Fund and do not include 0.01% that is attributed to AFFE.